ACQUISITIONS AND DISPOSITIONS (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Nalco merger	Dec. 31, 2012 Nalco merger Customer relationships	Dec. 31, 2012 Nalco merger Patents	Dec. 31, 2012 Nalco merger Trademarks	Dec. 31, 2012 Nalco merger Other technology	Dec. 31, 2011 Nalco merger Initial Valuation	Dec. 31, 2011 Nalco merger Initial Valuation Customer relationships	Dec. 31, 2011 Nalco merger Initial Valuation Patents	Dec. 31, 2011 Nalco merger Initial Valuation Trade names	Dec. 31, 2011 Nalco merger Initial Valuation Trademarks	Dec. 31, 2011 Nalco merger Initial Valuation Other technology	Dec. 31, 2012 Nalco merger 2012 Adjustments to Fair Value	Dec. 31, 2012 Nalco merger Actual Valuation	Dec. 31, 2012 Nalco merger Actual Valuation Customer relationships	Dec. 31, 2012 Nalco merger Actual Valuation Patents	Dec. 31, 2012 Nalco merger Actual Valuation Trade names	Dec. 31, 2012 Nalco merger Actual Valuation Trademarks	Dec. 31, 2012 Nalco merger Actual Valuation Other technology
ACQUISITIONS AND DISPOSITIONS
Net adjustment made to the preliminary purchase price allocation																							$ 53.0
Assets acquired and liabilities assumed
Current assets																	1,869.6						(0.1)	1,869.5
Property, plant and equipment																	1,069.2						(1.2)	1,068.0
Other assets																	97.3						(3.3)	94.0
Identifiable intangible assets																		2,160.0	321.0	1,230.0	79.0	91.0			2,160.0	321.0	1,230.0	79.0	91.0
Total assets acquired																	6,917.1						(4.6)	6,912.5
Current liabilities																	1,105.5						(0.1)	1,105.4
Long-term debt																	2,858.4							2,858.4
Pension and postretirement benefits																	505.7						5.6	511.3
Net deferred tax liability																	1,188.7						5.3	1,194.0
Noncontrolling interests and other liabilities																	167.7						35.5	203.2
Total liabilities and noncontrolling interests assumed																	5,826.0						46.3	5,872.3
Goodwill																	4,403.9						53.0	4,456.9
Total consideration transferred																	5,495.0							5,497.1
Weighted average useful lives of identifiable intangible assets acquired									13 years	13 years	13 years		15 years	14 years	15 years	8 years
Net sales	3,045.8	3,023.3	2,958.7	2,810.9	1,845.3	1,736.1	1,698.8	1,518.3	11,838.7	6,798.5	6,089.7	193.4
Operating Income	395.8	401.2	326.5	165.8	164.2	239.6	198.3	151.7	1,289.3	753.8	806.8	13.8
Pro forma net sales and results of operations
Net sales										11,283.9	10,326.0
Net income attributable to Ecolab										$ 665.5	$ 621.4
Earnings attributable to Ecolab per common share
Basic (in dollars per share)										$ 2.22	$ 2.06
Diluted (in dollars per share)										$ 2.17	$ 2.02